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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.   NAME AND ADDRESS OF ISSUER:

         Northstar Balance Sheet Opportunities Fund
         Two Pickwick Plaza
         Greenwich, Connecticut  06830

2.   NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:

         Northstar Balance Sheet Opportunities Fund - Class A, Class B, Class C and Class T shares.

3.   INVESTMENT COMPANY ACT FILE NUMBER:    811-2239
         SECURITIES ACT FILE NUMBER:    33-850

4.   LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

         December 31, 1996

5. CHECK BOX IF NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24F-2
     DECLARATION: [ ]

6.   DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(A)(1), IF
     APPLICABLE:

7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24F-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING OF THE FISCAL YEAR:

         None.

8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24F-2:

         None.

9.   NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:

         307,239                                     $3,914,850

10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:

         307,239                                     $3,914,850



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11.  NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR
     IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:

         712,962                                     $8,513,000

12.      CALCULATION OF REGISTRATION FEE:

         (I)    AGGREGATE SALE PRICE OF SECURITIES SOLD
                DURING THE FISCAL YEAR IN RELIANCE ON
                RULE 24F-2 (FROM ITEM 10):                                      $3,914,850

         (II)   AGGREGATE PRICE OF SHARES ISSUED IN
                CONNECTION WITH DIVIDEND REINVESTMENT
                PLANS (FROM ITEM 11):                                          + 8,513,000

         (III)  AGGREGATE PRICE OF SHARES REDEEMED OR
                REPURCHASED DURING THE FISCAL YEAR:                           - 19,784,271

         (IV)   AGGREGATE PRICE OF SHARES REDEEMED OR
                REPURCHASED AND PREVIOUSLY APPLIED AS A
                REDUCTION TO FILING FEES PURSUANT TO
                RULE 24E-2:                                                             + 0

         (V)    NET AGGREGATE PRICE OF SECURITIES SOLD
                AND ISSUED DURING THE FISCAL YEAR IN
                RELIANCE ON RULE 24F-2 [LINE (I), PLUS LINE (III),
                LESS LINE (III), PLUS LINE (IV)]:                                          0
         (VI)   MULTIPLIER PRESCRIBED BY SECTION 6(B)
                OF THE SECURITIES ACT OF 1933 OR OTHER
                APPLICABLE LAW OR REGULATION:                                   x .00030303

         (VII)  FEE DUE [LINE (I) OR LINE (V) MULTIPLIED
                BY LINE (VII)]:                                                       $0.00


13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX DEPOSITORY AS DESCRIBED IN SECTION 3A OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES. [ ]

     DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S LOCKBOX
DEPOSITORY:

                                   SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSON ON BEHALF OF THE ISSUER AND IN THE CAPACITY AND ON THE DATE INDICATED.

By:  /S/  Stephanie L. Beckner              Date:  February 14, 1997
     ---------------------------------------       -----------------
                 Signature

     Stephanie L. Beckner, Assistant Secretary
                        Name and Title



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                   NORTHSTAR INVESTMENT MANAGEMENT CORPORATION
                               TWO PICKWICK PLAZA
                               GREENWICH, CT 06830






February 14, 1997



Northstar Balance Sheet Opportunities Fund
Two Pickwick Plaza
Greenwich, Connecticut 06830

Gentlemen:

I am furnishing the following opinion in connection with the filing of a notice (the "Notice") under Rule 24f-2 for the Northstar Balance Sheet Opportunities Fund (the "Fund"). This opinion is being furnished in my capacity as counsel for Northstar Investment Management Corporation and Northstar Administrators, investment adviser and administrator, respectively, for the Fund.

I have reviewed the Declaration of Trust of the Trust, a Massachusetts business trust, and such other documents and such questions of law as I have deemed necessary or advisable.

On the basis of such review, it is my opinion that when the shares of beneficial interest of the Fund referred to in the Notice were sold during the period commencing January 1, 1996 and ending December 31, 1996, in reliance upon registration pursuant to Rule 24f-2 and in accordance with the currently effective prospectus of the Fund, such shares were legally issued, fully paid and nonassessable.

Sincerely,



/s/ STEPHANIE L. BECKNER
Stephanie L. Beckner
Counsel